EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
EMPLOYEE POST-RETIREMENT BENEFITS
EMPLOYEE POST-RETIREMENT BENEFITS
The Company sponsors DB Plans for its employees. Pension benefits provided under the DB Plans are based on years of service and highest average earnings over three consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plan increase annually by a portion of the increase in the Consumer Price Index. Net actuarial gains or losses are amortized out of AOCI over the expected average remaining service life of employees, which is approximately nine years at December 31, 2017 (2016 and 2015 – nine years).
Effective April 1, 2017, the Company closed its U.S. DB plan to non-union new entrants. As of April 1, 2017, all non-union hires participate in the existing DC plan. Non-union U.S. employees who participated in the DC plan, had one final election opportunity to become a member of the U.S. DB plan as of January 1, 2018.
On December 31, 2017, the Columbia DB Plan merged with TransCanada's U.S. DB Plan. Members accruing benefits in the Columbia DB Plan as of December 31, 2017 were provided an option to either continue receiving benefits in the Columbia DB Plan or instead participate in the existing DC plan. This election was effective December 31, 2017.
The Company also provides its employees with a savings plan in Canada, DC Plans consisting of 401(k) Plans in the U.S., and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Net actuarial gains or losses are amortized out of AOCI over the expected average remaining service life of employees, which was approximately 12 years at December 31, 2017 (2016 and 2015 – 12 years). In 2017, the Company expensed $42 million (2016 – $52 million; 2015 – $41 million) for the savings and DC Plans.
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2017	2016	2015
(millions of Canadian $)

DB Plans	163	111	96
Other post-retirement benefit plans	7	8	6
Savings and DC Plans	42	52	41
	212	171	143

Current Canadian pension legislation allows for partial funding of solvency requirements over a number of years through letters of credit in lieu of cash contributions, up to certain limits. As such, in addition to the cash contributions noted above, the Company provided a $27 million letter of credit to the Canadian DB Plan in 2017 (2016 – $20 million; 2015 – $33 million), resulting in a total of $260 million provided to the Canadian DB Plan under letters of credit at December 31, 2017.
The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2017 and the next required valuation will be as at January 1, 2018.
As a result of settlements and curtailments that occurred upon the completion of the U.S. Northeast power generation asset sales, interim remeasurements were performed in 2017 on TransCanada’s U.S. DB Plan and other post-retirement benefit plans using a weighted average discount rate of 4.10 per cent. All other assumptions were consistent with those employed at December 31, 2016. The impact of these remeasurements reduced the U.S. DB Plan's unrealized actuarial losses by $3 million, which was included in Other comprehensive income, and resulted in a settlement charge of $2 million which was recorded in net benefit cost in 2017. These remeasurements had no impact on the other post-retirement benefit plan's unrealized actuarial losses.
In 2017, lump sum payouts exceeded service and interest costs for the Columbia DB Plan. As a result, an interim remeasurement was performed on the Columbia DB Plan at September 30, 2017 using a discount rate of 3.70 per cent. All other assumptions were consistent with those employed at December 31, 2016. The interim remeasurement of the Columbia DB Plan increased the Company’s unrealized actuarial gains by $16 million, of which $14 million was recorded in Regulatory assets and $2 million was recorded in Other comprehensive income.
The Company's funded status at December 31 is comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2017	2016	2017	2016

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,456	2,780	372	225
Service cost	113	107	4	3
Interest cost	135	127	14	13
Employee contributions	5	4	3	2
Benefits paid	(166)	(204)	(19)	(16)
Actuarial loss/(gain)	253	111	19	(8)
Acquisition of Columbia	—	527	—	151
Curtailment	(14)	—	(2)	—
Settlement	(66)	2	—	—
Foreign exchange rate changes	(70)	2	(16)	2
Benefit obligation – end of year	3,646	3,456	375	372
Change in Plan Assets
Plan assets at fair value – beginning of year	3,208	2,591	354	45
Actual return on plan assets	358	227	45	14
Employer contributions[2]	163	111	7	8
Employee contributions	5	4	3	2
Benefits paid	(166)	(204)	(19)	(16)
Acquisition of Columbia	—	475	—	294
Settlement	(57)	—	—	—
Foreign exchange rate changes	(60)	4	(25)	7
Plan assets at fair value – end of year	3,451	3,208	365	354
Funded Status – Plan Deficit	(195)	(248)	(10)	(18)

1
The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

2	Excludes $260 million in letters of credit provided to the Canadian DB Plan for funding purposes (2016 – $233 million).
The amounts recognized in the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2017	2016	2017	2016

Intangible and other assets (Note 12)	—	—	193	189
Accounts payable and other	(1)	—	(8)	(7)
Other long-term liabilities (Note 15)	(194)	(248)	(195)	(200)
	(195)	(248)	(10)	(18)

Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2017	2016	2017	2016

Projected benefit obligation[1]	(3,646)	(3,456)	(203)	(207)
Plan assets at fair value	3,451	3,208	—	—
Funded Status – Plan Deficit	(195)	(248)	(203)	(207)

1	The projected benefit obligation for the pension benefit plan differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31	2017	2016
(millions of Canadian $)

Accumulated benefit obligation	(3,372)	(3,202)
Plan assets at fair value	3,451	3,208
Funded Status – Plan Surplus	79	6

Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31	2017	2016
(millions of Canadian $)

Accumulated benefit obligation	(944)	(990)
Plan assets at fair value	925	868
Funded Status – Plan Deficit	(19)	(122)

The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

	Percentage of Plan Assets		Target Allocations
at December 31	2017	2016	2017

Debt securities	30%	31%	25% to 40%
Equity securities	64%	63%	45% to 75%
Alternatives	6%	6%	5% to 15%
	100%	100%

Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2017	2016	2017	2016

Debt securities	7	9	0.2%	0.2%
Equity securities	3	4	0.1%	0.1%

Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities, as well as alternative assets such as infrastructure, private equity, real estate and derivatives to diversify risk. Derivatives are not used for speculative purposes and the use of leveraged derivatives is prohibited.
All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a risk-adjusted basis and by comparison to similar assets which are publicly traded. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques, such as option pricing models and extrapolation using significant inputs, which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For further information on the fair value hierarchy, refer to Note 24, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Asset Category
Cash and Cash Equivalents	44	22	17	12	—	—	61	34	2	1
Equity Securities:
Canadian	410	388	151	143	—	—	561	531	15	15
U.S.	543	504	354	476	—	—	897	980	24	27
International	45	39	322	327	—	—	367	366	10	10
Global	—	—	301	235	—	—	301	235	8	7
Emerging	8	7	147	137	—	—	155	144	4	4
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	193	192	—	—	193	192	5	5
Provincial	—	—	194	179	—	—	194	179	5	5
Municipal	—	—	8	8	—	—	8	8	—	—
Corporate	—	—	122	126	—	—	122	126	3	4
U.S. Bonds:
Federal	—	—	244	82	—	—	244	82	6	2
State	—	—	41	41	—	—	41	41	1	1
Municipal	—	—	4	39	—	—	4	39	—	1
Corporate	—	—	234	188	—	—	234	188	6	5
International:
Government	—	—	4	6	—	—	4	6	—	—
Corporate	—	—	5	21	—	—	5	21	—	1
Mortgage backed	—	—	73	62	—	—	73	62	2	2
Other Investments:
Real estate	—	—	—	—	140	133	140	133	4	4
Infrastructure	—	—	—	—	70	58	70	58	2	2
Private equity funds	—	—	—	—	6	8	6	8	—	—
Funds held on deposit	136	129	—	—	—	—	136	129	3	4
	1,186	1,089	2,414	2,274	216	199	3,816	3,562	100	100

The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2015	14
Purchases and sales	183
Realized and unrealized gains	2
Balance at December 31, 2016	199
Purchases and sales	11
Realized and unrealized gains	6
Balance at December 31, 2017	216

The Company's expected funding contributions in 2018 are approximately $98 million for the DB Plans, approximately $7 million for the other post-retirement benefit plans and approximately $45 million for the savings plan and DC Plans. The Company expects to provide an additional estimated $27 million letter of credit to the Canadian DB Plan for the funding of solvency requirements.
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post- Retirement Benefits

2018	181	19
2019	187	20
2020	190	20
2021	196	20
2022	200	20
2023 to 2027	1,054	98
The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of corporate AA bond yields at December 31, 2017. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2017	2016	2017	2016

Discount rate	3.60%	4.00%	3.70%	4.15%
Rate of compensation increase	3.00%	1.20%	—	—

The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2017	2016	2015	2017	2016	2015

Discount rate	3.95%	4.20%	4.15%	4.15%	4.30%	4.20%
Expected long-term rate of return on plan assets	6.50%	6.70%	6.95%	6.05%	5.95%	4.60%
Rate of compensation increase	1.20%	0.80%	3.15%	—	—	—

The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns, asset mix and anticipated benefit payments from plan assets are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.
A seven per cent weighted average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2018 measurement purposes. The rate was assumed to decrease gradually to five per cent by 2024 and remain at this level thereafter. A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian $)	Increase	Decrease

Effect on total of service and interest cost components	1	(1)
Effect on post-retirement benefit obligation	15	(13)

The Company's net benefit cost recognized is as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2017	2016	2015	2017	2016	2015

Service cost	108	107	108	4	3	3
Interest cost	122	127	115	14	13	10
Expected return on plan assets	(178)	(175)	(155)	(21)	(11)	(2)
Amortization of actuarial loss	14	20	35	1	2	3
Amortization of past service cost	—	—	2	—	—	1
Amortization of regulatory asset	37	27	23	1	1	1
Amortization of transitional obligation related to regulated business	—	—	—	—	2	2
Settlement charge – regulatory asset	2	—	—	—	—	—
Settlement charge – AOCI	2	—	—	—	—	—
Net Benefit Cost Recognized	107	106	128	(1)	10	18

Pre-tax amounts recognized in AOCI were as follows:

	2017		2016		2015
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)
Net loss	273	11	270	21	247	28

The estimated net loss for the DB Plans and for the other post-retirement benefit plans that will be amortized from AOCI into net periodic benefit cost in 2018 is $19 million and $1 million, respectively.
Pre-tax amounts recognized in OCI were as follows:

	2017		2016		2015
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to OCI	(18)	(1)	(20)	(2)	(34)	(4)
Amortization of prior service costs from AOCI to OCI	—	—	—	—	(2)	(1)
Curtailment	(14)	(2)	—	—	—	—
Settlement	(11)	—	—	—	—	—
Funded status adjustment	46	(7)	43	(5)	(67)	(7)
	3	(10)	23	(7)	(103)	(12)